Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 760	$ 693
Provision for credit losses
Purchases and originations	1	4
Derecognitions and maturities	(7)	(34)
Remeasurements	146	128
Write-offs	(153)	(142)
Recoveries	33	32
Exchange rate and other		(1)
Balance at end of period	780	680
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	161	251
Provision for credit losses
Transfers in (out) to Stage 1	110	228
Transfers in (out) to Stage 2	(19)	(40)
Purchases and originations	1	3
Derecognitions and maturities	(1)	(4)
Remeasurements	(84)	(224)
Exchange rate and other		(2)
Balance at end of period	168	212
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	599	442
Provision for credit losses
Transfers in (out) to Stage 1	(110)	(228)
Transfers in (out) to Stage 2	19	40
Transfers in (out) to Stage 3	(80)	(37)
Purchases and originations		1
Derecognitions and maturities	(6)	(30)
Remeasurements	190	279
Exchange rate and other		1
Balance at end of period	612	468
Impaired Stage three [member]
Provision for credit losses
Transfers in (out) to Stage 3	80	37
Remeasurements	40	73
Write-offs	(153)	(142)
Recoveries	$ 33	32
Balance at end of period		$ 0